Shareholder Report, Line Graph (Details) 193465_Roundhill Weekly T-Bill ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Mar. 05, 2025	Dec. 31, 2025
Roundhill Weekly T-Bill ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Roundhill Weekly T-Bill ETF NAV
Accumulated Value	$ 10,000	$ 10,334
Solactive US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Solactive US Aggregate Bond Index
Accumulated Value	$ 10,000	$ 10,439